Share Based Payment	12 Months Ended
Dec. 31, 2022
Share Based Payment [Abstract]
SHARE BASED PAYMENT

NOTE 16 - SHARE BASED PAYMENT:

a.	The Company maintains a share-based payment plan for employees, directors and consultants (the “Plan”). According to the Plan, the options vest over a period of up to four years, and their term period is ten years. Nevertheless, the board of directors is qualified to resolve on different vesting terms. Below is a summary of the Company’s grants under the Plan during 2022, 2021 and 2020:

Date of grant	Options amount	Exercise price (in NIS)	Fair value at the date of grant (U.S. dollars in thousands) (2)	Volatility (3)	Risk free interest	Expected term (in years)

2022
March 13, 2022	84,000	2.48	59	93.01%	2.08%	10
May 30, 2022	323,000	0.00-2.14	125	92.55%	2.57%	10
August 31, 2022	228,000	1.79	63	91.14%	2.97%	10
November 28, 2022	1,673,060	1.27	295	91.09%	3.30%	10
December 19, 2022	1,020,000	1.51	116	90.78%	3.37%	10
December 21, 2022	20,000	1.07	2	90.78%	3.47%	10

2021
March 7, 2021	298,755	6.27	267	97.59%	1.27%	10
April 13, 2021	110,000	5.20	94	97.42%	0.50%-1.18%	5-10
August 25, 2021	1,657,572	4.00	1,117	94.98% - 106.19%	0.17%-1.14%	3-10
September 19, 2021	483,750	4.60	291	94.56%	1.24%	10
October 6, 2021	12,500	4.00	8	106.19%	0.17%	3
October 17, 2021	12,500	4.00	8	106.19%	0.17%	3

2020
February 25, 2020 (1)	13,171	0.04	27	-	-	3
May 26, 2020 (1)	7,672	0.00	10	-	-	3
August 2, 2020	1,282,250	0.00-6.04	1,341	99.89% - 109.54%	0.16%-0.71%	3-10
August 30, 2020	7,500	5.23	5	99.08%	0.74%	10
September 15, 2020	911,250	6.04	483	98.66% - 120.99%	0.07%-0.82%	1.5-10
December 23, 2020 (1)	10,560	0.00	13	-	-	3

(1)	Fully vested at grant date, calculated according to the intrinsic value at the date of grant.

(2)	The early exercise multiple used for the fair value calculations for grants during 2022, 2021 and 2020 is 2.5 for each offeree.

(3)	Volatility is based on volatility data of the traded share price of the Company.

b.	Movement in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2022		2021		2020
	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)

Outstanding at beginning of year:	4,235,525	1.52	2,206,321	2.00	6,532	248
Granted	3,348,060	0.40	2,575,077	1.31	2,232,403	1.20
Exercised	(46,561)	-	(69,807)	-	(6,282)	-
Forfeited	(277,196)	1.51	(472,898)	1.23	(26,250)	1.60
Expired	(258,028)	4.52	(3,168)	19.75	(82)	1,042
Outstanding at end of year	7,001,800	0.88	4,235,525	1.52	2,206,321	2.00
Exercisable at end of year	2,087,181	1.31	883,567	2.19	147,729	6.00

c.	The following table summarizes information about exercise price and the remaining contractual life of options outstanding at the end of 2022, 2021 and 2020:

	2022		2021		2020
Exercise prices ($)	Number outstanding at end of year	Remaining contractual life (in years)	Number outstanding at end of year	Remaining contractual life (in years)	Number outstanding at end of year	Remaining contractual life (in years)

0.00-0.01	589,668	0.15-9.42	506,231	1.15-9.65	622,621	1.15-8.59
0.31-0.76	3,118,060	9.20-9.97	-	-	-	-
1.23-1.89	3,294,072	0.59-8.65	3,722,972	1.58-9.65	1,577,250	8.59-8.71
46.62-1,554.54	-	-	6,322	0.08-6.47	6,450	0.75-6.47
	7,001,800		4,235,525		2,206,321

d.	Shares issuance to service providers During the year ended December 31, 2022, the Company issued 140,135 ordinary shares to service providers for a total estimated fair value of $104 thousand.

e.	Warrants grant to service providers

1.

On December 1, 2020, the Company issued 5,000 warrants to a certain service provider, which can be exercised into 5,000 ADSs (50,000 ordinary shares) using a cashless mechanism. The exercise price of the warrants is $10.15 per ADS, they vest 50% upon issuance and 50% following 6 months from the date of grant, and their expiration date is 3 years from the date of issuance. As of December 31, 2022, no warrants were exercised.

The fair value of the warrants which was computed according to the Black-Scholes model, amounted to $37 thousand. This value is based on the following assumptions: expected volatility of 116.1%, risk free interest of 0.22% expected term until exercise of 2.92 years. Volatility is based on volatility data of the traded share price of the Company for periods matching the expected term of the warrant until exercise.

e.	Warrants grant to service providers

2.	On December 27, 2021, the Company issued 10,000 fully vested warrants to a certain service provider, which can be exercised into 10,000 ADSs (100,000 ordinary shares) within 5 years from the date of grant. 5,000 warrants can be exercised at a price of $12.5 per warrants, and additional 5,000 warrants can be exercise in an exercise price of $20.0 per warrant. As of December 31, 2022, no warrants were exercised.

The fair value of the warrants which was computed according to the Black-Scholes model, amounted to $53 thousand. This value is based on the following assumptions: expected volatility of 104.71%, risk free interest of 1.42%, expected term until exercise of 5 years. Volatility is based on volatility data of the traded share price of the Company for periods matching the expected term of the warrant until exercise.

f.

Expenses recognized in the financial statements

The costs which were recognized in the Company’s financial statements in respect of services received from its employees and consultants are presented in the table below:

	Year ended December 31
	2022	2021	2020
	U.S. dollar in thousands

Share-based payment plans	1,679	2,356	742

The plans are intended to be governed under rules set for that purpose in the Plan. The exercise prices of the options that are exercisable into shares as of December 31, 2022, range between $0.00 to $1.89.